Consolidated Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt securities held to maturity	$ 367,289,000	$ 350,153,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	131,624,028	131,414,591
Common stock, shares outstanding (in shares)	103,984,649	104,759,185
Treasury stock, shares (in shares)	27,639,379	26,655,406
Northfield Bancorp, Inc. [Member]
Debt securities available-for-sale, allowance for credit loss	$ 0	$ 0
Debt securities held to maturity	$ 8,144,000	$ 8,762,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	64,770,875	64,770,875
Common stock, shares outstanding (in shares)	41,801,495	42,903,598
Treasury stock, shares (in shares)	22,969,380	21,867,277